Issued Capital (Details) - Schedule of Movements in Issued Shares - Ordinary Shares [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued Capital (Details) - Schedule of Movements in Issued Shares [Line Items]
Beginning of the year, No. of shares	2,406,874,578	2,084,016,678	1,037,358,032
Beginning of the year	$ 213,787,061	$ 197,447,990	$ 160,703,754
Movement during the year, No. of shares	33,023,040	322,857,900	1,046,658,646
Movement during the year	$ 184,262	$ 16,339,071	$ 36,744,236
End of the year, No. of shares	2,439,897,618	2,406,874,578	2,084,016,678
End of the year	$ 213,971,323	$ 213,787,061	$ 197,447,990